Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights - Loans, Notes and Certificates Measured at Fair Value on Recurring Basis (Details) 10Q - LendingClub Corp [Member] - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	$ 4,026,755	$ 4,311,984
Loans held for sale	9,409	9,048
Fair Value	4,034,357	4,320,895
Loans At Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	4,312,252	4,565,653
Fair value adjustments	(285,497)	(253,669)
Loans	4,026,755	4,311,984
Loans Held For Sale [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	9,724	9,345
Fair value adjustments	(315)	(297)
Loans held for sale	9,409	9,048
Notes And Certificates [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal balance outstanding	4,318,302	4,572,912
Fair value adjustments	(283,945)	(252,017)
Fair Value	$ 4,034,357	$ 4,320,895